Related Party Transactions (Details) - JPY (¥) ¥ in Thousands	Dec. 11, 2024	Jun. 30, 2024
Issei Homan
Related Party Transaction [Line Items]
Purchase agreement		¥ 22,800
Issei Homan | MEDIROM MOTHER Labs Inc. ("MML")
Related Party Transaction [Line Items]
Proceeds from subsidiary's Series A preferred stock issuance	¥ 45,000
Yasuhiro Hayami | MEDIROM MOTHER Labs Inc. ("MML")
Related Party Transaction [Line Items]
Proceeds from subsidiary's Series A preferred stock issuance	¥ 5,040